Income Taxes (Details Narrative)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
IncomeTaxDetailsNarrativeLineItems [Line Items]
Foreign income tax rate	16.50%	16.50%	16.50%
Income tax examination, description	An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.
HONG KONG
IncomeTaxDetailsNarrativeLineItems [Line Items]
Foreign income tax rate	16.50%
Income tax examination, description	Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to 6 years of assessment prior to the current year of assessment, unless in a case of fraud or willful evasion, then the investigation can be extended to cover 10 years of assessment. Under relevant Australia tax laws, a time limit has been put in which Australian Taxation Office can amend an assessment. For most taxpayers with simple affairs, the amendment period for an income tax assessment is 2 years from the date that a taxpayer issued with an assessment, while those with more complex affairs would extend to 4 years from the date that a taxpayer issued with an assessment.
HONG KONG | QBS System [Member]
IncomeTaxDetailsNarrativeLineItems [Line Items]
Foreign income tax rate description	The applicable income tax rate for the first HK$2,000,000 (equivalent to $256,581) of assessable profits is 8.25% whereas assessable profits above HK$2,000,000 (equivalent to $256,581) will be subject to an income tax rate of 16.5%.
HONG KONG | Other Entities [Member]
IncomeTaxDetailsNarrativeLineItems [Line Items]
Foreign income tax rate	16.50%
AUSTRALIA | Other Entities [Member]
IncomeTaxDetailsNarrativeLineItems [Line Items]
Foreign income tax rate	30.00%
AUSTRALIA | QBS System Pty Ltd [Member]
IncomeTaxDetailsNarrativeLineItems [Line Items]
Foreign income tax rate	25.00%